Federated Hermes New York Municipal Cash Trust Expense Example - Cash II Shares [Member] - Federated Hermes New York Municipal Cash Trust - CII	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,143